Principal accounting policies - Finite-lived intangible assets estimated useful lives (Details)	12 Months Ended
Dec. 31, 2024
Trademark
Intangible assets, net [Line Items]
Estimated useful lives	10 years
Trademark | Minimum
Intangible assets, net [Line Items]
Estimated useful lives	6 years
Trademark | Maximum
Intangible assets, net [Line Items]
Estimated useful lives	10 years
Customer relationships | Minimum
Intangible assets, net [Line Items]
Estimated useful lives	3 years
Customer relationships | Maximum
Intangible assets, net [Line Items]
Estimated useful lives	5 years
Licenses
Intangible assets, net [Line Items]
Estimated useful lives	15 years
Non-compete agreement
Intangible assets, net [Line Items]
Estimated useful lives	1 year
Operating rights
Intangible assets, net [Line Items]
Estimated useful lives	Shorter of the economic life or contract terms
Software | Minimum
Intangible assets, net [Line Items]
Estimated useful lives	1 year
Software | Maximum
Intangible assets, net [Line Items]
Estimated useful lives	10 years
Domain names | Minimum
Intangible assets, net [Line Items]
Estimated useful lives	10 years
Domain names | Maximum
Intangible assets, net [Line Items]
Estimated useful lives	15 years
Technology | Minimum
Intangible assets, net [Line Items]
Estimated useful lives	5 years
Technology | Maximum
Intangible assets, net [Line Items]
Estimated useful lives	6 years
Others
Intangible assets, net [Line Items]
Estimated useful lives	Shorter of the economic life or contract terms